Series F Floating Rate Strategies Series Annual Fund Operating Expenses - Series F Floating Rate Strategies Series	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Series F Floating Rate Strategies Series
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.54%	[1]
Fee Waiver or Reimbursement	(0.39%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.15%

[1]	The Total Annual Operating Expenses in this table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses incurred by the Fund through its investments in underlying investment companies.
[2]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2027 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to an annual rate (as a percentage of the Fund's average daily net assets) of 1.11%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund's Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	The Investment Manager has contractually agreed through May 1, 2027 to waive the amount of the Fund's management fee to the extent necessary to offset the proportionate share of certain expenses incurred by the Fund through its investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund's Board of Trustees.